Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Summary of Cash Balances Include Demand Deposits

Cash balances include demand deposits in:

	December 31,
	2013	2014
	RMB	RMB
Financial institutions in the mainland of the PRC
—Denominated in RMB	713,371,057	111,487,572
—Denominated in US$	723,094	1,071,803

Total cash balances held at mainland PRC financial institutions	714,094,151	112,559,375

Financial institutions in Hong Kong Special Administrative Region (“HKSAR”) of the PRC
—Denominated in RMB	106,581	4,525,486
—Denominated in Hong Kong dollar	62,206	17,035,313
—Denominated in US$	32,652,558	13,527,134
—Denominated in British pound	18,413	17,475

Total cash balances held at HKSAR financial institutions	32,839,758	35,105,408

Financial institutions in United States
—Denominated in RMB	64,145	83,982
—Denominated in US$	12,131,440	23,909,436

Total cash balances held at United States financial institutions	12,195,585	23,993,418

Total cash balances held at financial institutions	759,129,494	171,658,201

Summary of Useful Lives Calculated on Straight Line Method

Depreciation expense is calculated based on the straight line method over the following useful lives, taking into consideration the assets’ estimated residual value:

Computer equipment	3 to 5 years
Office equipment and furniture	3 to 5 years
Motor vehicles	4 years
Leasehold improvements	the shorter of the lease terms or the estimated useful lives of the assets

Schedule of Revenue Derived from Customer	Revenue derived from this customer is as follows:

	2012		2013		2014
	RMB	%	RMB	%	RMB	%
Customer A	54,564,962	29%	68,220,511	21%	78,951,174	21%

Summary of Customers Accounting for 10% or More of Accounts Receivable, Net	Customers accounting for 10% or more of accounts receivable, net are as follows:

	December 31,
	2013		2014
	RMB	%	RMB	%
Customer A	16,397,159	19%	24,162,975	33%
Customer B	15,800,361	19%	—	—

Employee Benefit Expenses Recognized under Plans

Employee benefit expenses recognized under these plans for the years ended December 31, 2012, 2013 and 2014 are allocated to the following items:

	Year Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Cost of revenues	3,040,042	3,188,742	2,786,334
Research and development expenses	3,622,003	4,520,663	6,594,053
Selling and marketing expenses	4,174,193	4,379,517	3,464,992
General and administrative expenses	2,034,011	2,592,891	2,411,533

Total employee benefit expenses	12,870,249	14,681,813	15,256,912

Schedule of Assets and Liabilities, Revenues, Net Income (Loss) and Cash Flows of VIEs

The assets and liabilities of the VIEs as of December 31, 2013 and 2014 and the revenues, net income (loss) and cash flows for the years ended December 31, 2012, 2013 and 2014 are as follows:

	December 31,
	2013	2014
	RMB	RMB
Cash and cash equivalents	52,345,013	49,749,804
Short-term investment	1,500,000	20,000,000
Accounts receivable, net	68,544,138	65,394,402
Amounts due from related parties	114,891,133	78,123,131
Prepaid expenses and other current assets	11,747,964	13,029,323
Deferred income tax assets	11,902,908	9,365,253

Total current assets	260,931,156	235,661,913

Property and equipment, net	8,902,848	15,436,416
Intangible assets, net	2,070,778	15,779,468
Equity method investments	—	17,991,306
Investment securities	—	621,270
Deferred income tax assets	—	1,959,905
Other non-current assets	4,354,820	6,314,243

Total assets	276,259,602	293,764,521

Accounts payable	9,291,942	8,241,139
Accrued expenses and other current liabilities	44,224,588	60,283,606
Amounts due to related parties	158,443,366	150,846,323
Income tax payable	7,860,663	13,410,026

Total current liabilities	219,820,559	232,781,094

Deferred income tax liabilities	—	2,502,636

Total liabilities	219,820,559	235,283,730

	Year Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Revenues	184,887,591	313,398,188	289,123,486
Net income	17,517,799	102,669,162	2,041,748

	Year Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Net cash provided by (used in) operating activities	(2,669,330)	23,575,560	69,032,991
Net cash provided by (used in) investing activities	(9,714,048)	(33,227,083)	(83,009,375)
Net cash provided by (used in) financing activities	(5,840,000)	13,950,000	11,381,174